Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 2.4	$ 2.4
Preferred shares, shares authorized	10,417	10,417
Preferred shares, shares issued	10,417	10,417
Preferred shares, shares outstanding	10,417	10,417
Ordinary shares, par value (in Dollars per share)	$ 2.4	$ 2.4
Ordinary shares, shares authorized	125,000,000	125,000,000
Ordinary shares, shares issued	2,439,727	2,052,078
Ordinary shares, shares outstanding	2,439,727	2,052,078
Redeemable Preferred Shares
Preferred shares, par value (in Dollars per share)	$ 2.4	$ 2.4
Preferred shares, shares authorized	90,812	90,812
Preferred shares, shares issued	90,812	90,812
Preferred shares, shares outstanding	90,812	90,812